UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22638

Arrow Investments Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	1/31

Date of reporting period:	1/31/25

Item 1. Reports to Stockholders.

(a)

Arrow Reserve Capital Management ETF

(ARCM) Cboe BZX Exchange, Inc.

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Arrow Reserve Capital Management ETF for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Reserve Capital Management ETF	$51	0.50%

How did the Fund perform during the reporting period?

Fund Performance Summary

For the fiscal year ending January 31, 2025, the Arrow Reserve Capital Management ETF (ARCM) gained 5.01% (NAV) and 5.14% (Market Price), compared to the FTSE Treasury Bill 6 Month Index 5.47%. The Fund’s performance was supported by its focus on short-duration fixed-income securities, which positioned it well amid interest rate fluctuations and shifting monetary policies.

Market Conditions and Economic Factors

The Federal Reserve’s rate cuts from 5.33% to 4.33% created uncertainty across fixed-income markets. Short-term bonds and inflation-protected securities delivered steady returns, while long-duration bonds struggled. Corporate credit remained resilient, while liquidity-focused strategies outperformed longer-term debt instruments.

Investment Strategy and Portfolio Adjustments

• Short-Duration Focus: Maintained exposure to high-quality short-term bonds to optimize return and manage rate sensitivity.

• Liquidity Management: Balanced Treasury instruments and corporate credit to ensure stability.

• Risk Mitigation: Hedged against interest rate fluctuations through strategic allocation adjustments.

Risk Factors and Outlook

The Fund remains positioned for stability, leveraging short-duration bonds and capital preservation strategies to navigate uncertain rate environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Arrow Reserve Capital Management ETF - NAV
FTSE Treasury Bill 6 Month USD
Bloomberg U.S. Treasury Index
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$11,999
$11,774
$10,653
03/30/17
01/31/18
01/31/19
01/31/20
01/31/21
01/31/22
01/31/23
01/31/24
01/31/25

	Arrow Reserve Capital Management ETF - NAV	FTSE Treasury Bill 6 Month USD	Bloomberg U.S. Treasury Index
03/30/17	$10,000	$10,000	$10,000
01/31/18	$10,089	$10,085	$10,037
01/31/19	$10,280	$10,287	$10,311
01/31/20	$10,524	$10,526	$11,234
01/31/21	$10,602	$10,595	$11,731
01/31/22	$10,558	$10,602	$11,350
01/31/23	$10,673	$10,794	$10,381
01/31/24	$11,212	$11,376	$10,508
01/31/25	$11,774	$11,999	$10,653

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 30, 2017)
Arrow Reserve Capital Management ETF - NAV	5.01%	2.27%	2.10%
FTSE Treasury Bill 6 Month USD	5.47%	2.65%	2.35%
Bloomberg U.S. Treasury Index	1.38%	-1.06%	0.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$46,106,274
  Number of Portfolio Holdings77
  Advisory Fee (net of waivers)$53,365
  Portfolio Turnover78%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	74.0%
Municipal Bonds	0.6%
U.S. Government & Agencies	25.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 25.5%
Financials 22.5%
Health Care 11.9%
Industrials 11.2%
Consumer Staples 8.5%
Consumer Discretionary 5.9%
Utilities 5.4%
Technology 4.5%
Real Estate 2.5%
Materials 1.2%
Special Tax 0.6%
Communications 0.4%
Liabilities in Excess of Other Assets -0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	0.4%
Special Tax	0.6%
Materials	1.2%
Real Estate	2.5%
Technology	4.5%
Utilities	5.4%
Consumer Discretionary	5.9%
Consumer Staples	8.5%
Industrials	11.2%
Health Care	11.9%
Financials	22.5%
U.S. Treasury Obligations	25.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.160%, 05/08/25	6.3%
United States Treasury Bill, 4.000%, 03/13/25	3.6%
United States Treasury Note, 4.375%, 07/31/26	3.5%
United States Treasury Bill, 3.930%, 03/06/25	3.2%
United States Treasury Floating Rate Note, 4.365%, 07/31/25	2.3%
RTX Corporation, 3.950%, 08/16/25	2.2%
Altria Group, Inc., 2.350%, 05/06/25	2.2%
Oracle Corporation, 2.500%, 04/01/25	2.2%
Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/25	2.0%
Bank of America NA, 5.650%, 08/18/25	2.0%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Arrow Reserve Capital Management ETF

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ArrowFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013125-ARCM

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $13,725

2024 - $12,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $3,000

2024 – $2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended January 31, 2024, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended January 31, 2024, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Robert S. Andrialis, Paul Montgomery and Thomas T. Sarkany.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Arrow Reserve Capital Management ETF

ARCM

Annual Financial Statements and Additional Information

January 31, 2025

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 74.0%
	AEROSPACE & DEFENSE — 4.0%
1,038,000	RTX Corporation	3.9500	08/16/25	$1,034,664
792,000	Textron, Inc.	3.8750	03/01/25	791,365
				1,826,029
	BANKING — 14.0%
923,000	Bank of America NA	5.6500	08/18/25	927,994
840,000	Citibank NA	5.8640	09/29/25	846,752
780,000	Fifth Third Bank NA	3.9500	07/28/25	777,635
625,000	JPMorgan Chase & Company	3.9000	07/15/25	623,543
806,000	KeyBank NA	4.1500	08/08/25	803,220
819,000	Synchrony Bank	5.4000	08/22/25	820,944
295,000	Truist Bank	1.5000	03/10/25	294,082
56,000	Truist Financial Corporation	4.0000	05/01/25	55,905
345,000	Truist Financial Corporation	3.7000	06/05/25	343,886
581,000	Wells Fargo & Company	3.0000	04/22/26	569,872
395,000	Wells Fargo Bank NA	5.5500	08/01/25	396,764
				6,460,597
	BEVERAGES — 0.9%
416,000	Constellation Brands, Inc.	5.0000	02/02/26	415,843

	BIOTECH & PHARMA — 8.8%
715,000	AbbVie, Inc.	3.8000	03/15/25	714,385
812,000	Amgen, Inc.	5.2500	03/02/25	812,549
463,000	Bristol-Myers Squibb Company	4.9500	02/20/26	465,462
292,000	Gilead Sciences, Inc.	3.5000	02/01/25	292,000
939,000	Pfizer Investment Enterprises Pte Ltd.	4.6500	05/19/25	939,460
161,000	Zoetis, Inc.	4.5000	11/13/25	160,847
687,000	Zoetis, Inc.	5.4000	11/14/25	691,056
				4,075,759
	CHEMICALS — 1.2%
493,000	Sherwin-Williams Company (The)	3.3000	02/01/25	493,001
72,000	Sherwin-Williams Company (The)	4.2500	08/08/25	71,837
5,000	Sherwin-Williams Company (The)	3.9500	01/15/26	4,971
				569,809

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 74.0% (Continued)
	ELECTRIC UTILITIES — 5.4%
812,000	Dominion Energy, Inc.	3.9000	10/01/25	$808,588
668,000	NextEra Energy Capital Holdings, Inc	6.0510	03/01/25	668,659
159,000	NextEra Energy Capital Holdings, Inc.	4.4500	06/20/25	158,889
832,000	WEC Energy Group, Inc.	4.7500	01/09/26	833,122
				2,469,258
	ELECTRICAL EQUIPMENT — 4.9%
796,000	Carrier Global Corporation	2.2420	02/15/25	795,015
680,000	Hubbell, Inc.	3.3500	03/01/26	670,484
809,000	Johnson Controls International plc	3.9000	02/14/26	802,426
				2,267,925
	FOOD — 5.4%
923,000	Campbell Soup Company	3.9500	03/15/25	922,048
806,000	General Mills, Inc.	4.0000	04/17/25	805,214
790,000	McCormick & Company, Inc.	3.2500	11/15/25	780,870
				2,508,132
	HEALTH CARE FACILITIES & SERVICES — 3.1%
839,000	Cigna Group (The)	3.2500	04/15/25	836,909
588,000	Quest Diagnostics, Inc.	3.5000	03/30/25	586,767
				1,423,676
	INSTITUTIONAL FINANCIAL SERVICES — 2.4%
232,000	Goldman Sachs Group, Inc. (The)	3.5000	04/01/25	231,604
47,000	Goldman Sachs Group, Inc. (The)	3.7500	05/22/25	46,892
162,000	Morgan Stanley	4.0000	07/23/25	161,663
425,000	Morgan Stanley	3.8750	01/27/26	422,470
250,000	State Street Bank & Trust Company	4.5940	11/25/26	250,680
				1,113,309
	INSURANCE — 2.6%
823,000	Allstate Corporation (The)	0.7500	12/15/25	796,390
380,000	Marsh & McLennan Companies, Inc.	3.5000	03/10/25	379,612
				1,176,002
	INTERNET MEDIA & SERVICES — 0.4%
190,000	Netflix, Inc.	5.8750	02/15/25	190,010

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 74.0% (Continued)
	LEISURE FACILITIES & SERVICES — 2.5%
576,000	Hyatt Hotels Corporation	5.3750	04/23/25	$576,435
600,000	Marriott International, Inc.	3.7500	03/15/25	599,273
				1,175,708
	REAL ESTATE INVESTMENT TRUSTS — 2.5%
851,000	Host Hotels & Resorts, L.P.	4.0000	06/15/25	847,955
157,000	Realty Income Corporation	3.8750	04/15/25	156,834
11,000	Realty Income Corporation	4.6250	11/01/25	10,996
135,000	Realty Income Corporation	5.0500	01/13/26	135,004
				1,150,789
	RETAIL - DISCRETIONARY — 3.4%
163,000	Lowe’s Companies, Inc.	4.0000	04/15/25	162,826
658,000	Lowe’s Companies, Inc.	4.4000	09/08/25	657,404
737,000	Ross Stores, Inc.	4.6000	04/15/25	737,074
				1,557,304
	SEMICONDUCTORS — 0.3%
138,000	Broadcom, Inc.	3.1500	11/15/25	136,386

	SOFTWARE — 2.2%
999,000	Oracle Corporation	2.5000	04/01/25	995,734

	SPECIALTY FINANCE — 3.5%
76,000	American Express Company	2.2500	03/04/25	76,000
748,000	American Express Company	3.9500	08/01/25	746,058
692,000	Capital One Financial Corporation	4.2000	10/29/25	688,668
109,000	Synchrony Financial	4.8750	06/13/25	108,956
				1,619,682
	TECHNOLOGY SERVICES — 2.0%
664,000	International Business Machines Corporation	4.0000	07/27/25	662,948
269,000	International Business Machines Corporation	3.4500	02/19/26	266,043
				928,991
	TOBACCO & CANNABIS — 2.2%
1,013,000	Altria Group, Inc.	2.3500	05/06/25	1,007,078

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 74.0% (Continued)
	TRANSPORTATION & LOGISTICS — 2.3%
326,000	CSX Corporation	3.3500	11/01/25	$323,140
739,000	Penske Truck Leasing Company Lp / PTL Finance(a)	3.9500	03/10/25	738,456
				1,061,596

	TOTAL CORPORATE BONDS (Cost $34,048,200)			34,129,617

	MUNICIPAL BONDS — 0.6%
	INCOME TAX FINANCING — 0.6%
290,000	New York City Transitional Finance Authority (Cost $288,445)	3.3500	08/01/25	288,557

		Yield Rate
		(%)
	U.S. GOVERNMENT & AGENCIES — 25.5%
	U.S. TREASURY BILLS — 18.6%
350,000	United States Treasury Bill(b)	3.5900	02/18/25	349,381
1,465,000	United States Treasury Bill(b)	3.9300	03/06/25	1,459,651
1,650,000	United States Treasury Bill(b)	4.0000	03/13/25	1,642,611
400,000	United States Treasury Bill(b)	4.0600	03/25/25	397,657
750,000	United States Treasury Bill(b)	4.0800	04/01/25	745,001
645,000	United States Treasury Bill(b)	4.0900	04/03/25	640,548
260,000	United States Treasury Bill(b)	4.1000	04/15/25	257,857
150,000	United States Treasury Bill(b)	4.1100	04/22/25	148,645
2,950,000	United States Treasury Bill(b)	4.1600	05/08/25	2,917,764
				8,559,115

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 25.5% (Continued)
	U.S. TREASURY NOTES — 6.9%
1,075,000	United States Treasury Floating Rate Note(c)	USBMMY3M + 0.125%	4.3650	07/31/25	$1,075,452
500,000	United States Treasury Note		4.6250	02/28/25	500,067
1,598,000	United States Treasury Note		4.3750	07/31/26	1,601,121
					3,176,640

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $11,729,560)				11,735,755

	TOTAL INVESTMENTS - 100.1% (Cost $46,066,205)				$46,153,929
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%				(47,655)
	NET ASSETS - 100.0%				$46,106,274

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

USBMMY3M	- US Treasury 3 Month Bill Money Market Yield

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is $738,456 or 1.6% of net assets.

(b)	Zero coupon bond.

(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2025

ASSETS
Investment securities:
At cost	$46,066,205
At value	$46,153,929
Cash	55,637
Interest receivable	450,616
TOTAL ASSETS	46,660,182

LIABILITIES
Payable for investments purchased	344,971
Distributions payable	143,474
Payable to related parties	33,530
Investment advisory fees payable	3,464
Accrued expenses and other liabilities	28,469
TOTAL LIABILITIES	553,908
NET ASSETS	$46,106,274

Net Assets Consist Of:
Paid in capital	$45,989,835
Accumulated earnings	116,439
NET ASSETS	$46,106,274

Net Asset Value Per Share:
Net Assets	$46,106,274
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	460,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$100.23

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2025

INVESTMENT INCOME
Interest	$2,460,399
TOTAL INVESTMENT INCOME	2,460,399

EXPENSES
Investment advisory fees	138,501
Administrative services fees	83,236
Custodian fees	23,711
Legal fees	19,971
Audit fees	14,788
Transfer agent fees	10,709
Printing and postage expenses	7,097
Trustees fees and expenses	5,490
Professional fees	4,296
Insurance expense	3,759
Other expenses	4,415
TOTAL EXPENSES	315,973
Less: Fees waived by the Advisor	(85,136)
NET EXPENSES	230,837

NET INVESTMENT INCOME	2,229,562

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	9,447
Net change in unrealized appreciation on investments	18,561
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	28,008

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,257,570

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For Year Ended	For Year Ended
	January 31, 2025	January 31, 2024
FROM OPERATIONS
Net investment income	$2,229,562	$2,214,993
Net realized gain on investments	9,447	8,182
Net change in unrealized appreciation on investments	18,561	238,733
Net increase in net assets resulting from operations	2,257,570	2,461,908

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(2,222,766)	(2,206,060)
Net decrease in net assets resulting from distributions to shareholders	(2,222,766)	(2,206,060)

FROM SHARES OF BENEFICIAL INTEREST
Cost of shares redeemed	—	(5,001,375)
Net decrease in net assets resulting from shares of beneficial interest	—	(5,001,375)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,804	(4,745,527)

NET ASSETS
Beginning of Year	46,071,470	50,816,997
End of Year	$46,106,274	$46,071,470

SHARE ACTIVITY
Shares Redeemed	—	(50,000)
Net decrease in shares of beneficial interest outstanding	—	(50,000)

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	For the Year Ended		For the Year Ended		For the Year Ended	For the Year Ended	For the Year Ended
	January 31, 2025		January 31, 2024		January 31, 2023	January 31, 2022	January 31, 2021
Net asset value, beginning of year	$100.16		$99.64		$99.66	$100.11	$100.06

Activity from investment operations:
Net investment income (loss) (1)	4.85		4.41		1.14	(0.03)	0.62
Net realized and unrealized gain (loss) on investments	0.06		0.52		(0.05)	(0.40)	0.14
Total from investment operations	4.91		4.93		1.09	(0.43)	0.76

Less distributions from:
Net investment income	(4.84)		(4.41)		(1.11)	(0.01)	(0.64)
Net realized gains	—		—		—	—	(0.06)
Return of capital	—		—		—	(0.01)	(0.01)
Total distributions	(4.84)		(4.41)		(1.11)	(0.02)	(0.71)

Net asset value, end of year	$100.23		$100.16		$99.64	$99.66	$100.11
Total return (3)	5.00	% (5)	5.05	% (5)	1.10%	(0.42)%	0.76%
Net assets, at end of year (000s)	$46,106		$46,071		$50,817	$50,826	$51,054

Ratio of gross expenses to average net assets (4)	0.68%		0.63%		0.61%	0.59%	0.55%
Ratio of net expenses to average net assets	0.50%		0.50%		0.50%	0.50%	0.43%
Ratio of net investment income (loss) to average net assets	4.83%		4.41%		1.14%	(0.03)%	0.62%
Portfolio Turnover Rate (2)	78%		66%		45%	92%	118%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day of the period and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived fees or reimbursed a portion of the expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and /or expense reimbursements by Arrow Investment Advisors, LLC.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2025

1.	ORGANIZATION

The Arrow Reserve Capital Management ETF (the “Fund”) is a diversified series of Arrow Investments Trust (“Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to preserve capital while maximizing current income. The investment objective is non-fundamental. The Fund commenced operations on March 30, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods that include consideration of current market quotations from a major market maker in the securities and consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor, as the Board designated Valuation Designee, and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2025 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$34,129,617	$—	$34,129,617
Municipal Bonds	—	288,557	—	288,557
U.S. Government & Agencies	—	11,735,755	—	11,735,755
Total	$—	$46,153,929	$—	$46,153,929

The Fund did not hold any Level 1 or Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2022 to January 31, 2024, or expected to be taken in the Fund’s January 31, 2025 year-end tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the year ended January 31, 2025, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expenses and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

3.	INVESTMENT TRANSACTIONS

For the year ended January 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $17,041,802 and $17,269,000, respectively.

For the year ended January 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

Advisor has engaged Halyard Asset Management LLC as the sub-advisor (the “Sub-Advisor”) to the Fund. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Archer Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. The Distributor is an affiliate of the Advisor. The Distributor provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. The Distributor does not receive any compensation from the Advisor for providing services.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets. The Sub-Advisor is paid a contractual fee rate of 0.10% of net assets, paid by the Advisor to the Sub-Advisor. For the year ended January 31, 2025, the Fund incurred $138,501 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2025 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation expenses) will not exceed 0.50%, herein referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its applicable Expense Limitation, the Advisor, on a rolling three-year period (within three years after the fees have been waived or reimbursed), shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the lesser of the Expense Limitation in place at the time of waiver or recapture. If the Fund’s operating expenses subsequently exceed the applicable Expense Limitation, the reimbursements for the Fund shall be suspended. For the year ended January 31, 2025, the Advisor waived fees in the amount of $85,136 pursuant to the Waiver Agreement. The following amounts are subject to recapture by the Advisor through the following date:

1/31/2026	1/31/2027	1/31/2028
$53,675	$63,690	$85,136

The Advisor may seek reimbursement only for expenses that were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC ( “Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund or disclosed as capital shares for the Fund in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee
$150

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended January 31, 2025, and January 31, 2024 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2025 *	January 31, 2024
Ordinary Income	$2,079,292	$2,206,060
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$2,079,292	$2,206,060

*	Differences in distributions between the Statement of Changes paid from book and tax on the income funds relate to the adjustments for dividends payable for tax purposes.

As of January 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$171,866	$323	$—	$—	$(143,474)	$87,724	$116,439

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income and accumulated net realized gain from security transactions are primarily attributable to the adjustments for dividend payable. In addition, the amount listed under other book/tax differences are primarily attributable to tax adjustments for accrued dividends payable.

For the tax year ended 1/31/2025, the fund utilized $9,039 in capital loss carryforwards.

As of January 31, 2025, the Fund had no capital loss carry forwards for federal income tax purposes available to offset future capital gains.

Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$9,039

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$46,066,205	$88,020	$(296)	$87,724

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2025, Arrow Managed Futures Strategy Fund, an affiliate of the Fund, held 88.2% of the voting securities of the Fund.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2025

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Distributions: The Board declared the following distributions after January 31, 2025:

Fund	Distribution Per Share	Ex Date	Record Date	Payable Date
Arrow Reserve Capital Management ETF	$0.3243	2/28/2025	2/28/2025	3/5/2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Arrow Reserve Capital Management ETF
and Board of Trustees of Arrow Investments Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Arrow Investments Trust comprising Arrow Reserve Capital Management ETF (the “Fund”) as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the three-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended January 31, 2022, and prior, were audited by other auditors whose report dated March 31, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and broker; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
March 28, 2025

Arrow Reserve Capital Management ETF
Additional Information (Unaudited)
January 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held September 27, 2024 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (“Arrow” or the “Advisor”) and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Halyard Asset Management, LLC (“Halyard” or the “Sub-Advisor”) with respect to the Arrow Reserve Capital Management ETF (the “Fund”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement and Sub-Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Advisor. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below are summaries of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement and Sub-Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement with Arrow, the Board considered the nature, extent and quality of services that Arrow provided to the Fund, including Arrow’s personnel and resources. The Board reviewed the backgrounds of the personnel providing services to the Fund, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged Arrow’s efforts and resources with respect to various regulatory initiatives, including with respect to derivatives and valuation. The Board also considered Arrow’s financial position and the entrepreneurial risk that Arrow was undertaking to maintain its financial commitment to the Fund.

Arrow Reserve Capital Management ETF
Additional Information (Unaudited)(Continued)
January 31, 2025

The Board noted the responsibilities that Arrow has as the investment advisor to the Fund, including (i) overseeing the investment decisions of Halyard and conduct ongoing performance reviews; (ii) reviewing and monitoring the portfolio trading by Halyard, including without limitation, trade allocation policies and procedures, best execution and the use of soft-dollars; (iii) overseeing Halyard’s compliance with prospectus limitations and other relevant investment restrictions; and (iv) coordinating communications with Halyard. The Board concluded that the services Arrow provided were satisfactory.

In considering the approval of the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services Halyard provided under the Sub-Advisory Agreement. The Board reviewed the services Halyard provided, the background of the investment professionals servicing the Fund, and Halyard’s reputation, resources and investment approach. The Board also reviewed information provided regarding trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services Halyard provided were satisfactory.

Performance. The Board reviewed performance information that Arrow provided for the Fund compared to the Fund’s benchmark index (the “Benchmark Index”), other relevant indexes, and funds in a peer universe (the “Peer Group”) (which was comprised of the funds in a Fund’s Morningstar category) for the year to date, one-, three-, five-year and since inception periods ended August 30, 2024. The Board also received information on the construction of the Fund’s Peer Group.

The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (ICE Bank of America/Merrill Lynch U.S. 6 Month Treasury Bill Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the year to date, one-, three-, five-year and since inception periods. The Board noted that the Fund had underperformed the Peer Group averages for the year to date and one-year periods. The Board also noted that the Fund outperformed the Peer Group averages for the three-, five-year and since inception periods. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board reviewed the contractual advisory fee and expense ratio for the Fund taking into account the Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of the Fund’s Peer Group. The Board noted that Arrow had entered into an expense limitation agreement to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for the Fund. The Board discussed the level of work involved in Arrow’s management and oversight of the Fund, including with respect to oversight of Halyard, and the other services that Arrow provided to the Fund. The Board noted that the advisory fee of 0.30% was below the peer group average of 0.39% but higher than the Morningstar category average of 0.24%. They further noted that the Fund’s net expense ratio of 0.50% was below the peer group average of 0.54% but higher than the Morningstar category average of 0.40%. The Board

Arrow Reserve Capital Management ETF
Additional Information (Unaudited)(Continued)
January 31, 2025

concluded that the fees were not unreasonable. The Board considered Halyard’s sub-advisory fee of 0.10%. They noted that the fee was lower than the average fee changed by Halyard for managing other client accounts. The Board noted that the fee was negotiated at arm’s length between Arrow and Halyard, an unaffiliated third party. The Board also evaluated the reasonableness of the fee split between Arrow and Halyard. The Board concluded that the fees were not unreasonable.

Profitability. The Board reviewed the profitability of Arrow with respect to the Fund. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that Arrow experienced a loss from the Fund, without considering marketing related costs.

Economies of Scale. The Board considered whether Arrow realized economies of scale with respect to its management of the Fund. The Board noted the Fund had yet reached an asset level where Arrow could likely realize meaningful economies of scale. The Board noted that Arrow had indicated its willingness to discuss the matter of breakpoints with the Board as the Fund increased its assets. The Board agreed that in light of Arrow’s willingness to consider breakpoints as the Fund reached higher asset levels, the absence of breakpoints was acceptable.

Fall-out Benefits. Because of its relationship with the Fund, Arrow, Halyard, and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by Arrow and Halyard as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that that the continuance of the Advisory Agreement and continuance of the Sub-Advisory Agreement be approved.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

INVESTMENT SUB-ADVISOR
Halyard Asset Management, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)
/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	4/10/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	4/10/25

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	4/10/25